Supplement to the
Fidelity® Variable
Insurance Products
Initial Class, Service Class, and Service Class 2
Asset ManagerSM Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Asset ManagerSM  Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

The following information replaces the similar information in the "Investment Details" section beginning on page 7.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VAM-04-02 November 5, 2004
1.797978.101

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class, Service Class,
and Service Class 2
Asset Manager: Growth® Portfolio
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, a meeting of the shareholders of Asset Manager: Growth® Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

The following information replaces the similar information in the "Investment Details" section on page 7.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VAMG-04-02 November 5, 2004
1.797980.101

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of a proxy statement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manger: Growth Portfolio in the "Investment Details" section beginning on page 29.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIPIC-04-02 November 5, 2004
1.483793.126

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Real Estate Portfolio, and Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of a proxy statement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 24.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIPINAGVV-04-02 November 5, 2004
1.798018.101

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio, will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 30.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIPSC-04-02 November 5, 2004
1.483794.123

Supplement to the
Fidelity® Variable
Insurance Products
Service Class 2
April 30, 2004
Prospectus

Shareholder Meeting. On or about November 17, 2004, meetings of the shareholders of Aggressive Growth Portfolio, Asset ManagerSM  Portfolio, Asset Manager: Growth® Portfolio, Balanced Portfolio, Contrafund® Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Growth Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Stock Portfolio, High Income Portfolio, Index 500 Portfolio, Investment Grade Bond Portfolio, Mid Cap Portfolio, Money Market Portfolio, Overseas Portfolio, Real Estate Portfolio, Value Portfolio, Value Leaders Portfolio, and Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 20, 2004 are entitled to vote at the meetings.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of a proxy statement.

The following information replaces the similar information for VIP Asset Manager Portfolio and VIP Asset Manager: Growth Portfolio in the "Investment Details" section beginning on page 29.

FMR may also use various techniques, such as buying and selling futures contracts, swaps, and exchange traded funds, to increase or decrease the fund's exposure to changing security prices, interest rates, or other factors that affect security values. FMR may invest in funds managed by an affiliate of FMR that do not pay a management fee and are offered to other Fidelity funds. The investment results of the portions of the fund's assets invested in these other funds will be based upon the investment results of those funds. If FMR's strategies do not work as intended, the fund may not achieve its objective.

VIP2C-04-02 November 5, 2004
1.741913.121

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS

AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM  PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND®
PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH
PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, GROWTH STOCK PORTFOLIO,
HIGH INCOME PORTFOLIO, INDEX 500
PORTFOLIO, INVESTMENT GRADE BOND PORTFOLIO,
MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
OVERSEAS PORTFOLIO, REAL ESTATE PORTFOLIO,
VALUE PORTFOLIO and VALUE STRATEGIES PORTFOLIO

Funds of Variable Insurance Products Fund,
Variable Insurance Products Fund II,
Variable Insurance Products Fund III, and
Variable Insurance Products Fund IV

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2004

The following information replaces the similar information in the "Investment Policies and Limitations" section on page 3.

For purposes of each of VIP Asset Manager's and VIP Asset Manager: Growth's concentration limitation discussed above, with respect to the fund's investments in Fidelity Central Investment Portfolios LLC ("CIPs"), Fidelity Money® Market Central Fund, and Fidelity Ultra-Short Central Fund, Fidelity Management & Research Company (FMR) treats the issuers of the underlying securities owned by a CIP, Fidelity Money Market Central Fund, and Fidelity Ultra-Short Central Fund as the issuer of the CIP, Fidelity Money Market Central Fund, and Fidelity Ultra-Short Central Fund respectively.

The following information supplements the information in the "Investment Policies and Limitations" beginning on page 3.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. The high income central investment portfolios seek a high level of income, and may also seek capital appreciation. The investment-grade central investment portfolios seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment would allow a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

The following information supplements the information in the"Distributions and Taxes" section beginning on page 33.

VIP Asset Manager and VIP Asset Manager: Growth may invest a substantial amount of their assets in one or more series of CIPs. For federal income tax purposes, each CIP intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A fund, as an investor in a CIP, will be required to take into account in determining its federal income tax liability its share of the CIP's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the CIP.

A CIP will allocate at least annually among its investors, including VIP Asset Manager and VIP Asset Manager: Growth, each investor's distributive share of the CIP's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

VIPIS2B-04-02 November 5, 2004
1.483795.120

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2004

Member of the Advisory Board of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

The following information replaces similar information found in the "Trustees and Officers" section on page 39.

John B. McDowell (45)

Year of Election or Appointment: 2002

Vice President of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Mid Cap, and VIP Value Strategies. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

The following information replaces similar information found in the "Trustees and Officers" section on page 40.

Matthew Conti (38)

Year of Election or Appointment: 2003 or 2004

Vice President of VIP Balanced (2004), VIP Equity-Income (2004), and VIP High Income (2003). Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a variety of Fidelity funds.

The following information has been removed from the "Trustees and Officers" section on page 40.

Frederick D. Hoff Jr. (39)

Year of Election or Appointment: 2003

Vice President of VIP Asset Manager: Growth. Mr. Hoff also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hoff managed a variety of Fidelity funds.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Brian J. Hanson (30)

Year of Election or Appointment: 2004

Vice President of VIP Growth Stock. Mr. Hanson also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hanson worked as an equity research analyst and manager. Mr. Hanson also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Christine McConnell (46)

Year of Election or Appointment: 2004

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Ms. McConnell also serves as Vice President of another fund advised by FMR. Prior to assuming her current responsibilities, Ms. McConnell managed a variety of Fidelity funds. Ms. McConnell also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

The following information replaces similar information found in the "Trustees and Officers" section on page 41.

James K. Miller (40)

Year of Election or Appointment: 2003

Vice President of VIP Asset Manager, VIP Asset Manager: Growth and VIP Money Market. Mr. Miller also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Miller worked as a taxable credit analyst and manager.

Mark J. Notkin (39)

Year of Election or Appointment: 2001

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Notkin also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

John R. Porter (37)

Year of Election or Appointment: 2004

Vice President of VIP Dynamic Capital Appreciation. Mr. Porter also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Porter managed a variety of Fidelity funds. Mr. Porter also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

The following information has been removed from the "Trustees and Officers" section on page 41.

John J. Todd (54)

Year of Election or Appointment: 1996

Vice President of VIP Asset Manager and VIP Asset Manager: Growth. Mr. Todd also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Effective June 17, 2004, Mr. Robins serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 35.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Effective on or about August 23, 2004, the following information replaces similar information found under the heading "Custodians" in the "Description of the Trust" section on page 84.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund, VIP Mid Cap, and VIP Value Leaders. The Northern Trust Company, 50 South LaSalle Street, Chicago, IL, is custodian of the assets of VIP Equity-Income. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation and VIP Value. JPMorgan Chase Bank, 270 Park Avenue, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Growth & Income, and VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Real Estate, and VIP Value Strategies. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. JPMorgan Chase Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth Opportunities, VIP Growth Stock, VIP High Income, VIP Index 500, VIP Investment Grade Bond, VIP Mid Cap, VIP Money Market, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Growth Stock, VIP Index 500, VIP Mid Cap, VIP Overseas, VIP Real Estate, VIP Value, VIP Value Leaders, and VIP Value Strategies in connection with repurchase agreement transactions.